Income Taxes - SRA Components of Deferred Tax (Liabilities) Assets (Details) - SRA Companies, Inc. - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets
Compensated absences and other accruals not yet deductible for tax purposes	$ 31,343	$ 31,503
Financial statement depreciation in excess of tax depreciation	18,279	16,497
Nonqualified stock awards	4,254	3,108
Net operating loss carryforwards of acquired companies	0	6,274
Other	12,054	13,998
Total deferred tax assets	65,930	71,380
Deferred tax liabilities
Identified intangible assets	(136,026)	(146,289)
Prepaid expenses	(792)	(769)
Unbilled contract revenue	(35,996)	(35,930)
Total deferred tax liabilities	(172,814)	(182,988)
Net deferred tax liability	$ (106,884)	$ (111,608)